Commitments and Contingencies - Purchase Obligations (Table) (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
2016	$ 413,000
2017	157,200
2018	464,000
2019	495,800
Total	1,530,000
Drillships building contracts
Unrecorded Unconditional Purchase Obligation [Line Items]
2016	413,000
2017	157,200
2018	464,000
2019	495,800
Total	$ 1,530,000